Restricted Cash (Narrative) (Details) - CAD ($) $ in Thousands	Jul. 31, 2019	Jul. 31, 2018
Restricted Cash [Line Items]
Restricted cash and cash equivalents	$ 22,350
In escrow to facilitate a purchase agreement
Restricted Cash [Line Items]
Restricted cash and cash equivalents	3,433
Amount drawn down on pro rata basis	433
Remaining balance drawn down to retain 15% on future expected purchases	3,000
Restricted to secure the implementation of greenhouse infrastructure
Restricted Cash [Line Items]
Restricted cash and cash equivalents	3,141
Additional capital contribution held in trust
Restricted Cash [Line Items]
Restricted cash and cash equivalents	4,076
Remaining balance held in debt service reserve account
Restricted Cash [Line Items]
Restricted cash and cash equivalents	9,200
Neal Up Brands Inc
Restricted Cash [Line Items]
Balance amount of trust related the Company's joint venture	$ 2,500	$ 0